Taxes	6 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Taxes

Note 9 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, Shanyou HK, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. Shanyou HK is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2025 and 2024.

PRC

WFOE and its subsidiary Shanyou HVAC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended
	March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current	$5,425	$95,699
Deferred	(39,494)	41,685
Provision for income taxes	$(34,069)	$137,384

Income tax expense reconciliation are as follows:

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Loss (income) before income tax	$(402,884)	$525,044
Cayman Islands statutory income tax rate	0%	0%
Income tax calculated at statutory rate	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(43,629)	131,417
Tax effect of non-deductible expenditure	49,054	(35,718)
Deferred income tax (benefits) expense	(39,494)	41,685
Income tax (benefits) expense	$(34,069)	$137,384

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of the date as stated therein:

Deferred tax assets – China

Significant components of deferred tax assets were as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Allowance for credit losses	$60,697	$30,716
Impairment	162,425	168,428
Accrued expenses	78,768	72,338
Deferred tax assets, net	$301,890	$271,482

Allowance for credit losses and impairment must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. Accrued expenses also caused the temporary difference and can be deducted as an expense item on the tax return when actually paid by the Company.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and September 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
VAT taxes payable	$526,985	$534,210
Income taxes payable	1,108,823	1,256,580
Other taxes payable	11,375	11,600
Totals	$1,647,183	$1,802,390